Annual Total Returns - Fidelity Freedom® 2055 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2055 Fund	Jul. 13, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 01, 2011
Fidelity Freedom 2055 Fund - Retail Class
Bar Chart Table:
Annual Return 2012	15.32%
Annual Return 2013	22.71%
Annual Return 2014	5.75%
Annual Return 2015	(0.20%)
Annual Return 2016	8.56%
Annual Return 2017	22.31%
Annual Return 2018	(8.94%)
Annual Return 2019	25.34%
Annual Return 2020	18.20%